December 29, 2004




SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549



Gentlemen:


Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-KSB for the year ended September 30, 2004.




Sincerely,

Rod Lynam

Rod Lynam, Treasurer